GOVERNMENT SUBSIDY INCOME (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Government Subsidy In Cash	$ 0	$ 19,127	$ 491,016	$ 275,391	$ 276,442	$ 111,401